Leases - Schedule of Future Minimum Lease Payments Under Operating Lease Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Future Minimum Lease Payments Under Operating Lease Liabilities [Abstract]
2025	$ 302
2026	22
Total future minimum lease payments	324
Less imputed interest	(12)
Total operating lease liabilities	312	$ 575
Less operating lease liabilities, current	(291)	(297)
Operating lease liabilities, non-current	$ 21	$ 278